BORROWINGS - Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023		Dec. 31, 2022
BORROWINGS
Short-term borrowings	¥ 10,895,733		¥ 10,316,714
Long-term borrowings-current portion	2,688,041		2,102,456
Total short-term borrowings	¥ 13,583,774	[1]	¥ 12,419,170

[1]	RMB175 million collateralized on certain inventories of the Group, RMB257 million collateralized on certain inventiories and account receivables of the Group, RMB160 million collateralized on the Group’s certain building and land use right, RMB359 million collateralized on the Group’s certain equipment.